Income Taxes (Schedule of Significant Components of Income Taxes Related to Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal			$ 45.7	$ 61.1	$ 19.2
State			9.2	7.2	2.4
Non-U.S.			22.7	17.5	28.2
Current income tax provision			77.6	85.8	49.8
Deferred:
Federal			(11.7)	5.3	37.8
State			(1.2)	2.4	4.3
Non-U.S.			3.9	1.3	(5.7)
Deferred income tax (benefit) provision	15.0	1.6	(9.0)	9.0	36.4
Provision for income taxes	$ 16.6	$ 17.1	$ 68.6	$ 94.8	$ 86.2